Leases	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liability [Abstract]
Leases	30 Leases

	Right-of-use asset
	2024	2023
	$m	$m
As at 1 January	40.6	33.7
Additions during the year	37.9	22.8
Incentive of right-of-use asset	(8.4)	—
Adjustment to initial recognition of right of use asset	1.2	(1.0)
Depreciation charged to income statement	(10.7)	(9.7)
Impairment of right of use asset	(0.7)	(5.2)
As at 31 December	59.9	40.6

	Lease liability
	2024	2023
	$m	$m
As at 1 January	52.6	38.9
Additions during the year	37.9	22.8
Interest expense charged to income statement	3.5	2.5
Payment of lease liabilities	(15.0)	(11.4)
Foreign exchange revaluation	(1.5)	(0.1)
Lease incentive	—	(0.1)
As at 31 December	77.5	52.6

	Lease Liability
	2024	2023
	$m	$m
Current liability	10.5	13.2
Non-current liability	67.0	39.4
As as 31 December	77.5	52.6
Right-of-use assets relate to leasehold buildings. Other operating lease expenses, including service charges, utilities, property insurance and maintenance, amounted to $10.7m (2023: $8.7m). Operating lease expenses for short-term leases amounted to $1.5m (2023: $2.2m).
In 2024, the Group extended the lease for the 4th and 5th floor at 155 Bishopsgate, London and also took on the lease for the 3rd floor of the same building. The lease terms will run until 2035 with a liability of $36.6m (2023: $8.8m).
In 2024  the Group recognised an impairment of $0.7m (2023: $4.8m) on the leases of 190 South
LaSalle, Chicago ($0.3m), Clark Plaza, New Jersey ($0.1m), Patterson Avenue, Virginia ($0.1m), and 150
Martingale, Chicago ($0.1m).
The weighted average incremental borrowing rate applied to lease liabilities recognised in the statement of financial position as at 31 December 2024 is 6.45% (2023: 5.16%).
The Group has the following leases that have the option of extension at the end of the lease term:
•Asia Square Towers, Singapore – three years;
•ICBC Tower, Hong Kong – three years;
•45th Street, New York – five years;
•Montreal – five years;
•Embarcadero Center, San Francisco – five years.
The contractual maturities of lease liabilities as at 31 December are as follows:

	Lease liability
	2024	2023
	$m	$m
1 year	14.0	13.8
1 to 5 years	52.9	31.5
More than 5 years	37.4	12.5
	104.3	57.8
Less: future interest expense	(26.8)	(5.2)
	77.5	52.6